Use of Estimates and Assumptions (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Use of Estimates and Assumptions [Line Items]
Expected credit losses	5.00%	5.00%
Profit or loss decrease	RM 483,000	RM 504,000
Determination of lease term of contracts with extension options [Member]
Use of Estimates and Assumptions [Line Items]
Potential future (undiscounted) cash outflows	RM 1,654,000	RM 1,654,000
Allowance for credit losses [member]
Use of Estimates and Assumptions [Line Items]
Expected credit losses	5.00%	5.00%
Profit or loss decrease	RM 314,000	RM 356,000